Risk Management (Summary Of Fair Values And Location In Condensed Consolidated Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	$ 4	$ 3
Fair value of derivative liabilities	5	7
Designated As Hedging Instruments | Foreign exchange contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	1
Designated As Hedging Instruments | Foreign exchange contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	1	0
Not Designated As Hedging Instruments
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	4	2
Fair value of derivative liabilities	4	7
Not Designated As Hedging Instruments | Foreign exchange contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	4	2
Not Designated As Hedging Instruments | Foreign exchange contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	1	3
Not Designated As Hedging Instruments | Interest Agreement Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	0	0
Not Designated As Hedging Instruments | Interest Agreement Contracts | Other Liabilities
Derivatives, Fair Value [Line Items]
Fair value of derivative liabilities	$ 3	$ 4